Net finance expense (Tables)	12 Months Ended
Dec. 31, 2023
Net finance expense
Schedule of net finance expense

	Year ended December 31,
	2023	2022	2021
	$’m	$’m	$’m
Senior Secured Green and Senior Green Notes	132	113	72
Net pension interest cost (note 21)	5	3	3
Lease interest cost*	24	12	8
Foreign currency translation losses	6	3	49
Losses on derivative financial instruments	2	—	—
Interest on related party borrowings	—	—	43
Other net finance expense*	36	7	3
Net finance expense before exceptional items	205	138	178
Exceptional finance (income)/expense (note 5)	(58)	(218)	57
Net finance expense/(income)	147	(80)	235